Organization and nature of business (Details)	12 Months Ended
Sep. 30, 2022
Farmmi Enterprise
Date of Incorporation	May 23, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Lishui Yifeng Yilong Medical Technology Development Partnership
Date of Incorporation	Jan. 19, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical technology
% of Ownership (VIE)	100.00%
Guoning Zhonghao.
Date of Incorporation	Jun. 15, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agriculture exporting
FAMI
Date of Incorporation	Jul. 28, 2015
Entity Incorporation, State Country Name	Cayman
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi International
Date of Incorporation	Aug. 20, 2015
Entity Incorporation, State Country Name	Hong Kong
% of Ownership	100.00%
Principal Activities	Holding company
Lishui Farmmi E-Commerce Co., Ltd.
Date of Incorporation	Mar. 22, 2019
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Technology development, technical services and technical consultation related to agricultural products
Zhejiang Farmmi Biotechnology Co., Ltd.
Date of Incorporation	Apr. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Research and development of mushroom powder and mushroom extract
Zhejiang Farmmi (Hangzhou) Ecology Agriculture Development Co., Ltd.
Date of Incorporation	Apr. 25, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Supply Chain.
Date of Incorporation	May 11, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Agricultural products supply chain
Farmmi (Hangzhou) Health Development Co Ltd
Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Health development
Zhejiang Farmmi Medical Health Technology Co., Ltd.
Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Medical health
Zhejiang Farmmi Holdings Group Co., Ltd.
Date of Incorporation	Sep. 18, 2021
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Zhejiang Farmmi Holdings Group Co., Ltd. | Farmmi Enterprise
% of Ownership	30.00%
Jiangxi Xiangbo.
Date of Incorporation	Jun. 18, 2021
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership	100.00%
Principal Activities	Holding company
Yada Forestry Company Limited.
Date of Incorporation	Nov. 10, 2010
Entity Incorporation, State Country Name	Jiangxi, China
% of Ownership	100.00%
Principal Activities	Forestry development
Nongyuan Network Technology Co., Ltd.
Date of Incorporation	Jul. 07, 2016
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Trading
% of Ownership (VIE)	0.00%
Zhejiang Yitang Medical Service Co Ltd
Date of Incorporation	Sep. 07, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical services
% of Ownership (VIE)	100.00%
Zhejiang Yiting Medical Technology Co Ltd
Date of Incorporation	Sep. 17, 2021
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical technology
% of Ownership (VIE)	100.00%
Lishui Yifeng Medical Health Technology Co Ltd
Date of Incorporation	Jan. 10, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical health
% of Ownership (VIE)	100.00%
Lishui Yitang Shangke Medical and Health Technology Partnership.
Date of Incorporation	Jan. 19, 2022
Entity Incorporation, State Country Name	Zhejiang, China
Principal Activities	Medical health
% of Ownership (VIE)	100.00%
Farmmi Canada Inc.
% of Ownership	100.00%
Farmmi Food
Date of Incorporation	Dec. 26, 2017
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Dehydrating, further processing and distribution of edible fungus
FLS Mushroom
Date of Incorporation	Mar. 25, 2011
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Light processing and distribution of dried mushrooms
Farmmi Agricultural [Member]
Date of Incorporation	Dec. 08, 2015
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company
Farmmi Technology
Date of Incorporation	Jun. 06, 2016
Entity Incorporation, State Country Name	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Holding company